Annual Operating Expenses - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity U.S. Sustainability Index Fund - Fidelity U.S. Sustainability Index Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.11%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.11%